Subordinated debentures - Summary of Net of Holdings in Debentures (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information About Borrowings [Line items]
Repayments of subordinated liabilities		$ 2,750	$ 1,500
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate		4.65%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	January 27, 2026
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate		2.88%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price. (2) On December 23, 2024, we redeemed all $1,500 million of our outstanding 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
Debt instrument redemption price percentage of principal and interest amount redeemed		100.00%
Maturity	[1],[2]	December 23, 2029
Repayments of subordinated liabilities		$ 1,500
February 1, 2033 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[3]	5.01%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	February 1, 2033
Interest rate		2.12%
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate		2.088%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price. (2) On December 23, 2024, we redeemed all $1,500 million of our outstanding 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date. (3) On June 30, 2025, we redeemed all $1,250 million of our outstanding 2.088% subordinated debentures due June 30, 2030 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
Debt instrument redemption price percentage of principal and interest amount redeemed		100.00%
Maturity	[1],[4]	June 30, 2030
Repayments of subordinated liabilities		$ 1,250
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[5]	2.14%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	November 3, 2031
Interest rate		0.93%
May 3, 2032 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[6]	2.94%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	May 3, 2032
Interest rate		1.08%
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[7]	1.67%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	January 28, 2033
Interest rate		0.87%
April 3, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[8]	5.096%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	April 3, 2034
Interest rate		1.56%
August 8, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[9]	4.829%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	August 8, 2034
Interest rate		1.55%
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Basis points		0.50%
Borrowings, interest rate basis		Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
Maturity		October 1, 2083
November 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Basis points		0.75%
Borrowings, interest rate basis		Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
Maturity		November 1, 2083
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate		0.44911%
Borrowings, interest rate basis		Interest at a rate of 0.44911% plus compounded SOFR. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
Maturity		June 29, 2085
July 17, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[10]	1.963%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Interest rate		1.02%
Maturity	[1]	July 17, 2035
July 3, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[11]	4.214%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	July 3, 2035
Interest rate		1.51%
February 4, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5
Debentures convertible into common shares subject to minimum price per share		$ 5
Borrowings interest rate	[12]	4.279%
Borrowings, interest rate basis		(1) The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	February 4, 2035
Interest rate		1.45%

[1]	The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
[2]	On December 23, 2024, we redeemed all $1,500 million of our outstanding 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[3]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
[4]	On June 30, 2025, we redeemed all $1,250 million of our outstanding 2.088% subordinated debentures due June 30, 2030 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[5]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.93% above the Daily Compounded CORRA.
[6]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.08% above the Daily Compounded CORRA.
[7]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.87% above the Daily Compounded CORRA.
[8]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA.
[9]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
[10]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.02% above the 5-year Tokyo Overnight Average Rate mid-swap rate.
[11]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.51% above the Daily Compounded CORRA.
[12]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.45% above the Daily Compounded CORRA.